Accounting Policies - Share Based payment agreements (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	$ 748,500	$ 968,628	$ 903,764
Increase (decrease) through share-based payment transactions, equity	748,500	2,009,304	1,066,863
LTRP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	748,500	968,628	903,764
Increase (decrease) through share-based payment transactions, equity	$ 748,500	$ 968,628	$ 1,066,863